ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I - Condensed Financial Information of Parent Company Statement of Comprehensive Income (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Tax Effect Of Unrealized Gain On Available For Sale Investments	¥ 8,703	¥ 8,598	¥ 9,867
Tax effect of transfer to statements of operations of realized gains on available-for-sale investments	8,881	8,302	9,654
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Tax Effect Of Unrealized Gain On Available For Sale Investments	8,703	8,598	9,867
Tax effect of transfer to statements of operations of realized gains on available-for-sale investments	¥ 8,881	¥ 8,302	¥ 9,654